Commitments and Contingencies (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum payments under non-cancellable operating leases
2013	5,136
2014	2,199
2015	1,398
2016	72
Total	8,805
Total rental expenses	6,387	5,257	4,932